Shareholder Fees - FidelityDividendGrowthFund-KPRO	Sep. 28, 2024 USD ($)
FidelityDividendGrowthFund-KPRO | Fidelity Dividend Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none